Related Parties - Summary of Transactions with Equity-Accounted Investee (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Saaranya Hospitality Technologies Private Limited [Member] | Top of Range [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest accrued	$ 1	$ 1